Commitments and Contingencies - Schedule of Concentration of Credit Risk (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Concentration risk percentage	100.00%
Sales Revenue, Net [Member]
Concentration risk percentage	80.00%	86.00%
Sales Revenue, Net [Member] | Customers [Member]
Concentration risk percentage	5.00%	5.00%
Accounts Receivable [Member]
Concentration risk percentage	94.00%	86.00%
Accounts Receivable [Member] | Customers [Member]
Concentration risk percentage	5.00%	5.00%